                     METROPOLITAN LIFE SEPARATE ACCOUNT E

           METLIFE FINANCIAL FREEDOM SELECT(R) (E AND E BONUS CLASS)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 25, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement incorporates and supersedes the supplement dated July 15, 2008 and provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Portfolio Operating Expenses table on the bottom of page 9, delete Minimum amounts for the "Total Annual Operating Expenses for the fiscal year ending December 31, 2007" and "After Waiver and/or Reimbursement of Expenses" and replace with the following:

                                                                        MINIMUM
                                                                        -------

 Total Operating Expenses for the fiscal year ending December 31, 2007.  0.54%

 After Waiver and/or Reimbursement of Expenses.........................  0.53%

2. In the Examples beginning on page 14, delete the Minimum numbers for all of the Examples and replace with the following:

    Example 1. - Fully Surrender on page 14.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $235 $731 $1,263 $2,772

    Example 2. - Fully Surrender on page 15.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $587 $1,155 $1,792 $3,238

    Example 2. - No Surrender on page 15.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $280 $868 $1,493 $3,238

    Example 3. - Full Surrender on page 15.

                                   1    3    5     10
                                  ---- ---- ---- ------

                         Minimum. $125 $389 $673 $1,481

    Example 4. - Full Surrender on page 16.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $480 $825 $1,226 $1,977

    Example 4. - No Surrender on page 16.

                                   1    3    5     10
                                  ---- ---- ---- ------

                         Minimum. $170 $528 $910 $1,977

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road          Telephone (800) 638-7732
             West Warwick, RI 02393

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

              METLIFE FINANCIAL FREEDOM SELECT(R) (B, L, C CLASS)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 25, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement incorporates and supersedes the supplement dated July 15, 2008 and provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Portfolio Operating Expenses table on the bottom of page 8, delete Minimum amounts for the "Total Annual Operating Expenses for the fiscal year ending December 31, 2007" and "After Waiver and/or Reimbursement of Expenses" and replace with the following:

                                                                        MINIMUM
                                                                        -------

 Total Operating Expenses for the fiscal year ending December 31, 2007.  0.54%

 After Waiver and/or Reimbursement of Expenses.........................  0.53%

2. In the Examples beginning on page 13, delete the Minimum numbers for all of the Examples and replace with the following:

    Example 1. - Full Surrender on page 13.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,218 $1,786 $2,384 $3,760

    Example 1. - No Surrender on page 13.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $300 $928 $1,594 $3,438

    Example 2. - Full Surrender on page 14.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $330 $1,018 $1,742 $3,729

    Example 3. - Full Surrender on page 14.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,232 $1,637 $2,159 $3,584

    Example 3. - No Surrender on page 14.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $315 $973 $1,668 $3,584

    Example 4. - Full Surrender on page 15.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,118 $1,476 $1,849 $2,554

    Example 4. - No Surrender on page 15.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $191 $589 $1,013 $2,190

    Example 5. - Full Surrender on page 15.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $221 $680 $1,166 $2,500

    Example 6. - Full Surrender on page 15.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,132 $1,321 $1,609 $2,346

    Example 6. - No Surrender on page 16.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $206 $635 $1,090 $2,346

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road          Telephone (800) 638-7732
             West Warwick, RI 02393